Share-based compensation - Schedule of management and director options outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding (in shares)	8,306,658	8,306,658	8,888,053	8,888,053
Options outstanding, weighted average exercise price (in dollars per share)	$ 13.45	$ 13.45	$ 13.43	$ 13.43
Management and director options
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding (in shares)	8,306,658
Options outstanding, weighted average exercise price (in dollars per share)	$ 13.45
Remaining contractual life	1 year 2 months 12 days	2 years 2 months 12 days
Options exercisable (in shares)	8,306,658
Options exercisable, weighted average exercise price (in dollars per share)	$ 13.45
Management and director options | $10.00 - $10.89
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit (in dollars per share)	10.00
Exercise price, upper limit (in dollars per share)	$ 10.89
Options outstanding (in shares)	4,774,694
Options outstanding, weighted average exercise price (in dollars per share)	$ 10.04
Remaining contractual life	1 year 1 month 6 days
Options exercisable (in shares)	4,774,694
Options exercisable, weighted average exercise price (in dollars per share)	$ 10.04
Management and director options | $15.05 - $16.89
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit (in dollars per share)	15.05
Exercise price, upper limit (in dollars per share)	$ 16.89
Options outstanding (in shares)	1,800,866
Options outstanding, weighted average exercise price (in dollars per share)	$ 15.92
Remaining contractual life	1 year 3 months 18 days
Options exercisable (in shares)	1,800,866
Options exercisable, weighted average exercise price (in dollars per share)	$ 15.92
Management and director options | $20.00 - $25.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit (in dollars per share)	20.00
Exercise price, upper limit (in dollars per share)	$ 25.05
Options outstanding (in shares)	1,731,098
Options outstanding, weighted average exercise price (in dollars per share)	$ 20.28
Remaining contractual life	1 year 2 months 12 days
Options exercisable (in shares)	1,731,098
Options exercisable, weighted average exercise price (in dollars per share)	$ 20.28